NARRAGANSETT INSURED TAX-FREE INCOME FUND
                                Supplement to the
                       Statement of Additional Information
                Dated October 24, 2004 as Previously Supplemented
                                  June 17, 2005


     The following is added to the material under the caption "Reduced Sales Charges for Certain Purchases of Class A Shares", "General":

o For the 90-day period beginning August 19, 2005 and ending November 16, 2005, customers of Edward D. Jones & Co., L.P. who are eligible for the Edward Jones Free Switch Program.


                         The date of this supplement is
                                 August 18, 2005